CAPITAL CONTRIBUTION	12 Months Ended
Feb. 29, 2012
CAPITAL CONTRIBUTION
CAPITAL CONTRIBUTION
22. CAPITAL CONTRIBUTION The founding shareholders contributed $219,743, $nil, and $nil capital during the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively.